Leases	12 Months Ended
Dec. 31, 2021
Leases
Note 19. Leases
The Company has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, R&D and manufacturing locations, equipment and vehicles worldwide. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the leases in the consolidated financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.
The following table presents supplemental balance
sheet
information related to leases (in thousands):

	December 31, 2021	December 31, 2020
Operating leases:
Operating lease right-of-use assets	$9,933	$943
Operating lease liabilities	$(10,062)	$(942)
Finance leases:
Finance lease right-of-use assets	$332	$713
Finance lease liabilities	$(654)	$(857)

Weighted average remaining lease term:
Operating leases	7.3 years	4.9 years
Finance leases	1.4 years	2.4 years
Weighted average discount rate:
Operating leases	5.7%	7.1%
Finance leases	7.0%	6.9%
The components of the lease expenses
are
as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020
Operating lease cost	$862	$19
Variable lease cost	205	30
Finance lease cost:
Amortization of right-of-use assets	381	172
Interest on lease liabilities	53	35

Total lease cost	$1,501	$256

Supplemental cash flow
information
related to
leases
is as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) - December 31, 2020
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$739	$19
Operating cash flows from finance leases	$53	$35
Financing cash flows from finance leases	$203	$29
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$9,588	$780
Finance leases	$—	$886
The
maturities of operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	As of December 31, 2021
	Operating Leases	Finance Leases
2022	$1,978	$448
2023	1,894	240
2024	1,806	—
2025	1,745	—
2026 and thereafter	4,737	—

Total minimum lease payments	12,160	688
Less: imputed interest	2,098	34

Present value of lease obligations	10,062	654
Less: current portion	1,453	433

Long-term portion of lease obligations	$8,609	$221